Note 8 - Stockholders' Deficit (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Stockholders’ deficit:
Schedule of Warrant Activity
	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2018	1,740,790	$2.03	0.74
Warrants issued	-	$-	-
Warrants forfeited	(1,657,457)	$2.03	-
Warrants outstanding and exercisable at March 31, 2019	83,333	$2.00	0.50

Warrant detail for the year ended June 30, 2018 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2017	2,342,590	$1.97	0.12 - 1.55
Warrants issued	—	$—	—
Warrants exchanged	(141,643)	$0.60	—
Warrants expired	(460,157)	$2.15	—
Warrants outstanding and exercisable at June 30, 2018	1,740,790	$2.03	0.74

Warrant detail for the year ended June 30, 2017 is reflected below:

	Number of Warrants	Weighted Average Exercise Price Per Warrant	Remaining Contract Term (# years)
Warrants outstanding and exercisable at June 30, 2016	2,804,010	$2.00	0.39 - 2.50
Warrants exchanged	(271,420)	$1.40	—
Warrants expired	(190,000)	$3.00	—
Warrants outstanding and exercisable at June 30, 2017	2,342,590	$1.97	0.12 - 1.55

Schedule of Stock Option Activity
	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2018	3,544,473	$0.83
Granted	2,478,960	1.44
Exercised	-
Forfeited and cancelled	(183,660)	0.46
Outstanding at March 31, 2019	5,839,773	$1.10	8.78
Exercisable at March 31, 2019	2,669,193	$0.96	7.98

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2017	716,277	$1.10
Granted	1,970,000	0.46
Exercised	-
Forfeited and cancelled	(66,910)	$0.62
Outstanding at March 31, 2018	2,619,367	$0.61	8.16
Exercisable at March 31, 2018	1,228,654	$0.77	7.75

Activity in stock options during the year ended June 30, 2018 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2017	716,277	$1.10	7.09
Granted	2,925,106	0.78
Exercised	-
Forfeited and cancelled	(96,910)	$0.57
Outstanding at June 30, 2018	3,544,473	$0.83	8.87
Exercisable at June 30, 2018	1,356,806	$0.74	7.71

Activity in stock options during the year ended June 30, 2017 and related balances outstanding as of that date are reflected below:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contract Term (# years)
Outstanding at June 30, 2016	900,402	$1.13
Granted	-
Exercised	-
Forfeited and cancelled	(184,125)	$1.63
Outstanding at June 30, 2017	716,277	$1.10	7.09
Exercisable at June 30, 2017	589,476	$1.11	6.80

Schedule of Stock-based Compensation

	For the Three Months Ended March 31		For the Nine Months Ended March 31,

	2019	2018	2019	2018
Research and development	$225,000	$16,000	$256,000	$80,000
General and administration	861,000	29,000	1,236,000	129,000
Total stock-based compensation expense	$1,086,000	$45,000	$1,492,000	$209,000

Years ended June 30,	2018	2017
Research and development	$96,000	$13,000
General and administrative	159,000	27,000
Total stock-based compensation expense	$255,000	$40,000

Schedule of Stock Options Valuation Assumptions
Nine months ended March 31,	2019	2018
Expected volatility	111%	100%
Risk free interest rate	2.10%	1.76%
Forfeiture rate	20.0%	23.0%
Dividend yield	0%	0%
Expected term (years)	5	5

	2018	2017
Expected volatility	138% -143%	100%
Risk free interest rate	1.76% - 2.63%	1.31%
Forfeiture rate	20% -2 3%	17%-24%
Dividend yield	0%	0%
Expected term (years)	5	3